Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets are measured at fair value on a recurring basis
Description	Level	September 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$130,203,176	$130,681,047

Liabilities:
Warrant Liability– Private Warrants	3	$7,229,069	$3,950,311

Schedule of quantitative information regarding Level 3 fair value measurements
	September 30, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock price	$9.99	$10.20
Volatility	18.3%	17.2%
Term	5.00	5.00
Risk-free rate	0.90%	0.29%
Dividend yield	0.0%	0.0%

	December 31, 2020	December 31, 2019
Exercise price	$11.50	$11.50
Stock price	$10.20	$9.74
Volatility	17.2%	9.1%
Term	5.00	5.00
Risk-free rate	0.29%	1.70%
Dividend yield	0.0%	0.0%

Schedule of changes in fair value of warrant liabilities
Private Placement
Fair value as of December 31, 2020	$3,950,311
Change in fair value	711,056
Fair value as of March 31, 2021	4,661,367
Change in fair value	118,509
Fair value as of June 30, 2021	4,779,876
Change in fair value	2,449,193
Fair value as of September 30, 2021	$7,229,069

Private Placement
Fair value as of June 20, 2019 (inception)	$—
Initial measurement on November 7, 2019 (Initial Public Offering, including over-allotment)	3,199,752
Change in fair value	(1,224,597)
Fair value as of December 31, 2019	1,975,155
Change in fair value	1,975,156
Fair value as of December 31, 2020	$3,950,311

Schedule of assets are measured at fair value on a recurring basis
Description	Level	December 31, 2020	December 31, 2019
Assets:
Cash and marketable securities held in Trust Account	1	$130,681,047	$130,311,535

Liabilities:
Warrant Liability – Private Warrants	3	3,950,311	1,975,155